Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) Year	Dec. 31, 2017 CAD ($) Year	Dec. 31, 2016 CAD ($) Year
Statements Line Items
Risk free interest rate	2.09%	1.53%	0.73%
Expected life (years) | Year	5	5	5
Expected volatility	69.93%	70.81%	69.80%
Dividend yield | $	$ 0	$ 0	$ 0